Investments - Largest Write-downs on Marketable Securities by Sector (Details) - Fixed maturities – AFS - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Net impairment losses recognized in earnings		$ 10.7	$ 7.8	$ 6.4
Concentration risk percentage		100.00%	100.00%	100.00%
Sector Risk | U.S. Federal Government
Investment [Line Items]
Net impairment losses recognized in earnings		$ 3.7	$ 2.9	$ 3.1
Concentration risk percentage		34.60%	37.20%	48.40%
Sector Risk | Consumer discretionary
Investment [Line Items]
Net impairment losses recognized in earnings		$ 0.0	$ 1.3	$ 0.0
Concentration risk percentage		0.00%	16.70%	0.00%
Sector Risk | Energy
Investment [Line Items]
Net impairment losses recognized in earnings		$ 0.4	$ 1.1	$ 0.0
Concentration risk percentage		3.70%	14.10%	0.00%
Sector Risk | Financials
Investment [Line Items]
Net impairment losses recognized in earnings		$ 4.2	$ 0.8	$ 0.1
Concentration risk percentage		39.30%	10.20%	1.60%
Sector Risk | Telecommunication services
Investment [Line Items]
Net impairment losses recognized in earnings		$ 0.0	$ 0.7	$ 2.6
Concentration risk percentage		0.00%	9.00%	40.60%
Sector Risk | Other
Investment [Line Items]
Net impairment losses recognized in earnings		$ 2.4	$ 1.0	$ 0.6
Concentration risk percentage		22.40%	12.80%	9.40%
Predecessor Company
Investment [Line Items]
Net impairment losses recognized in earnings	$ 3.8
Concentration risk percentage	100.00%
Predecessor Company | Sector Risk | U.S. Federal Government
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0
Concentration risk percentage	0.00%
Predecessor Company | Sector Risk | Consumer discretionary
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0
Concentration risk percentage	0.00%
Predecessor Company | Sector Risk | Energy
Investment [Line Items]
Net impairment losses recognized in earnings	$ 3.8
Concentration risk percentage	100.00%
Predecessor Company | Sector Risk | Financials
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0
Concentration risk percentage	0.00%
Predecessor Company | Sector Risk | Telecommunication services
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0
Concentration risk percentage	0.00%
Predecessor Company | Sector Risk | Other
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0
Concentration risk percentage	0.00%